Vessels, net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels, net

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$4,292,150	$(514,821)	$3,777,329
Additions/ (Depreciation)	271,703	(98,846)	172,857
Disposals	(232,920)	16,777	(216,143)
Balance June 30, 2023	$4,330,933	$(596,890)	$3,734,043

The above balances as of June 30, 2023 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$3,757,903	$(505,943)	$3,251,960
Additions/ (Depreciation)	110,220	(87,232)	22,988
Disposals	(176,846)	15,686	(161,160)
Balance June 30, 2023	$3,691,277	$(577,489)	$3,113,788

Right-of-use assets under finance Lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$534,247	$(8,878)	$525,369
Additions/ (Depreciation)	161,483	(11,614)	149,869
Transfers to owned vessels	(56,074)	1,091	(54,983)
Balance June 30, 2023	$639,656	$(19,401)	$620,255